Stock Incentive Plan and Warrants (Details 5) (USD $)	12 Months Ended															3 Months Ended	12 Months Ended
	Dec. 31, 2011 Range One [Member]	Dec. 31, 2010 Range One [Member]	Dec. 31, 2009 Range One [Member]	Dec. 31, 2012 Range Two [Member]	Dec. 31, 2011 Range Two [Member]	Dec. 31, 2010 Range Two [Member]	Dec. 31, 2012 Range Three [Member]	Dec. 31, 2011 Range Three [Member]	Dec. 31, 2010 Range Three [Member]	Dec. 31, 2012 Range Four [Member]	Dec. 31, 2011 Range Four [Member]	Dec. 31, 2010 Range Four [Member]	Dec. 31, 2012 Range Five [Member]	Dec. 31, 2011 Range Five [Member]	Dec. 31, 2010 Range Five [Member]	Dec. 31, 2010 Warrant [Member] Range One [Member]	Dec. 31, 2012 Warrant [Member] Range One [Member]	Dec. 31, 2010 Warrant [Member] Range One [Member]	Dec. 31, 2012 Warrant [Member] Range Two [Member]	Dec. 31, 2011 Warrant [Member] Range Two [Member]	Dec. 31, 2010 Warrant [Member] Range Two [Member]	Dec. 31, 2012 Warrant [Member] Range Three [Member]	Dec. 31, 2011 Warrant [Member] Range Three [Member]	Dec. 31, 2010 Warrant [Member] Range Three [Member]	Dec. 31, 2012 Warrant [Member] Range Four [Member]	Dec. 31, 2011 Warrant [Member] Range Four [Member]	Dec. 31, 2010 Warrant [Member] Range Four [Member]	Dec. 31, 2012 Warrant [Member] Range Five [Member]	Dec. 31, 2011 Warrant [Member] Range Five [Member]	Dec. 31, 2010 Warrant [Member] Range Five [Member]
Summary of warrants granted, exercised, outstanding and exercisable
Outstanding at January 1	11,907,622	8,623,843											14,890,956	11,907,622			25,119,247	22,147,554										25,119,247	15,422,719
Number of Shares, Granted				250,000	4,300,000	4,250,000													10,399,414	14,484,601	9,781,037
Exercised								(1,316,666)	(966,221)														(3,820,185)	(6,191,473)
Forfeited																									(5,480,644)	(967,888)	(10,314,399)
Outstanding and exercisable at December 31	14,890,956	11,907,622	8,623,843										15,140,956	14,890,956	11,907,622	15,422,719		15,422,719										30,038,017	25,119,247	15,422,719
Exercise Price, minimum	$ 0.32	$ 0.32	$ 0.32	$ 0.84	$ 0.93	$ 1.00		$ 0.32	$ 0.62				$ 0.32	$ 0.32	$ 0.32	$ 0.75	$ 0.91	$ 0.75	$ 0.68	$ 0.94	$ 0.95		$ 0.90	$ 0.94	$ 0.91	$ 0.75	$ 0.94	$ 0.68	$ 0.91	$ 0.75
Exercise price, maximum	$ 1.50	$ 1.50	$ 1.50	$ 0.93	$ 1.04	$ 1.16		$ 1.00	$ 1.10				$ 1.50	$ 1.50	$ 1.50	$ 2.00	$ 2.00	$ 2.00	$ 1.50	$ 2.00	$ 1.50		$ 0.94	$ 1.25	$ 1.50	$ 2.00	$ 1.75	$ 2.00	$ 2.00	$ 2.00
Outstanding at January 1 / Number outstanding at December 31	$ 0.98	$ 0.95															$ 1.15	$ 1.02										$ 1.15	$ 1.09
Weighted Average Exercise Price, Granted				$ 0.86	$ 0.94	$ 1.01													$ 1.00	$ 1.15	$ 1.02
Weighted Average Exercise Price, Exercised								$ 0.86	$ 0.92														$ 0.93	$ 0.98
Weighted Average Exercise Price, Forfeited																									$ 1.29	$ 1.06	$ 0.95
Outstanding and exercisable at December 31,	$ 0.98	$ 0.98	$ 0.95													$ 1.09		$ 1.09										$ 1.05	$ 1.15	$ 1.09